COMMITMENTS AND CONTINGENT LIABILITIES - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital commitments [abstract]
Authorized and contracted for (i)	¥ 141,045	¥ 120,386
Authorized but not contracted for	54,392	57,997
Total capital commitments	195,437	178,383
Investment commitments	¥ 5,553	¥ 3,364